Short-Term Investments	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Short-Term Investments
6.	Short-term investments

Short-term investments represent structured deposits with maturities of less than one year. In accordance with ASC 825, the Company elected the fair value method at the date of initial recognition and carried these short-term investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive loss as short-term investment income. All of short-term investments as of December 31, 2018 are denominated in RMB.